UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 9, 2009

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$90,124

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1177    19577 SH       SOLE                    19577
ABBOTT LABORATORIES            COM              002824100     3416    72624 SH       SOLE                    72624
AIRSPAN NETWORKS, INC.         COM              00950H102        1    15000 SH       SOLE                    15000
AMERICAN INTERNATIONAL GROUP   COM              026874107       27    23585 SH       SOLE                    23585
APPLE COMPUTER INC             COM              037833100      306     2150 SH       SOLE                     2150
AT&T INC                       COM              00206R102     2911   117199 SH       SOLE                   117199
BANK OF AMERICA CORP           COM              060505104      390    29538 SH       SOLE                    29538
CHEVRONTEXACO CORPORATION      COM              166751107      567     8562 SH       SOLE                     8562
CISCO SYSTEMS INC              COM              17275R102     3086   165479 SH       SOLE                   165479
CITRIX SYSTEMS, INC.           COM              177376100     3401   106657 SH       SOLE                   106657
COCA COLA CO                   COM              191216100     2217    46192 SH       SOLE                    46192
CULLEN FROST BANKERS           COM              229899109     2879    62423 SH       SOLE                    62423
CVS CAREMARK CORP.             COM              126650100     3182    99855 SH       SOLE                    99855
DISNEY WALT HOLDING CO         COM              254687106     3069   131534 SH       SOLE                   131534
EMC CORP MASS                  COM              268648102     3207   244815 SH       SOLE                   244815
EXXON MOBIL CORP               COM              302290101      996    14242 SH       SOLE                    14242
FOREST OIL CORPORATION         COM              346091606     1819   121935 SH       SOLE                   121935
GENERAL ELECTRIC CO            COM              369604103     2630   224363 SH       SOLE                   224363
HOME DEPOT                     COM              437076102      217     9195 SH       SOLE                     9195
HOSPIRA, INC.                  COM              441060100     3364    87325 SH       SOLE                    87325
ILLINOIS TOOL WORKS INC        COM              452308109     2711    72593 SH       SOLE                    72593
INTEL CORP                     COM              458140100     3142   189859 SH       SOLE                   189859
INTERNATIONAL BUSINESS MACHINE COM              459200101      445     4260 SH       SOLE                     4260
JACOBS ENGINEERING GROUP, INC. COM              469814107     2694    64000 SH       SOLE                    64000
JOHNSON CONTROLS               COM              478366107     3402   156650 SH       SOLE                   156650
KIMBERLY CLARK CORP            COM              494368103      537    10250 SH       SOLE                    10250
LAZARD LTD-CL A                COM              021260622     2658    98739 SH       SOLE                    98739
MEDTRONIC, INC.                COM              585055106     2706    77553 SH       SOLE                    77553
MICROSOFT CORP                 COM              594918104     3383   142334 SH       SOLE                   142334
MONSANTO COMPANY               COM              61166W101     1800    24218 SH       SOLE                    24218
NIKE, INC. CLASS B             COM              654106103     3056    59026 SH       SOLE                    59026
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      382     6958 SH       SOLE                     6958
POWER-ONE, INC.                COM              739308104       25    16775 SH       SOLE                    16775
PROCTER & GAMBLE CO            COM              742718109      220     4307 SH       SOLE                     4307
REGIONS FINANCIAL CORPORATION  COM              7591EP100      466   115274 SH       SOLE                   115274
SCHERING PLOUGH CORP           COM              806605101     1464    58295 SH       SOLE                    58295
SCHLUMBERGER LTD               COM              806857108     1778    32856 SH       SOLE                    32856
TARGET STORES                  COM              87612E106     2843    72019 SH       SOLE                    72019
THE CHARLES SCHWAB CORP        COM              808513105     3173   180916 SH       SOLE                   180916
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3012    73877 SH       SOLE                    73877
UNITEDHEALTH GROUP, INC.       COM              91324P102      260    10415 SH       SOLE                    10415
WAL MART STORES INC            COM              931142103     3282    67757 SH       SOLE                    67757
WAL-MART DE MEXICO, SA DE CV C COM                              34    11414 SH       SOLE                    11414
WASTE CONNECTIONS, INC.        COM              941053100      291    11250 SH       SOLE                    11250
WRIGHT MEDICAL GROUP INC       COM              98235t107     2614   160793 SH       SOLE                   160793
XTO ENERGY, INC.               COM              98385X106     2824    74042 SH       SOLE                    74042
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      784   106032 SH       SOLE                   106032
FRANKLIN INCOME FUND CL A                       353496300       53    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      576     8231 SH       SOLE                     8231
VANGUARD INSTL INDEX-INST PL                    922040209      645     7657 SH       SOLE                     7657